Finance Income and Related Costs of Finance Subsidiaries (Detail) (Finance subsidiaries, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finance subsidiaries
Finance Income and Related Cost of Finance Subsidiaries [Line Items]
Finance income	¥ 560,256	¥ 526,576	¥ 573,458
Finance costs	¥ 336,203	¥ 293,216	¥ 309,850